Class Y | INVESCO DISCIPLINED EQUITY FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Y INVESCO DISCIPLINED EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y INVESCO DISCIPLINED EQUITY FUND
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.79%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y INVESCO DISCIPLINED EQUITY FUND	81	252	439	978

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. and foreign issuers. The principal type of equity securities in which the Fund invests is common stock.

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

      The Fund normally invests in securities that generate strong cash flow and are available at attractive valuations. The Fund's portfolio managers will be opportunistic with regard to the prices the Fund will pay for new investments and at which it will terminate positions.

      The Fund's portfolio managers emphasize a bottom-up, fundamental stock selection investment strategy that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers also look to invest in securities of issuers with a proven track record of solid business execution because they believe that such a history is an indication of the value of the underlying franchise or market position. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of sector exposure as well as the number of securities held, and normally expect low turnover of holdings.

The portfolio managers consider selling a stock when its fundamental business prospects deteriorate, its ability to generate cash declines, or when they think the stock is too expensive based on cash flow valuation metrics.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

      Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

      Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The returns shown for the period prior to September 21, 2009, are those of Institutional Class shares of Atlantic Whitehall Equity Income Fund (the predecessor fund), which are not offered by the Fund. The predecessor fund was advised by Stein Roe Investment Counsel, Inc. The predecessor fund was reorganized into Class Y shares of Invesco Disciplined Equity Fund on September 21, 2009. Class Y shares’ returns will be different from the predecessor fund as they have different expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended June 30, 2009): 16.82% Worst Quarter (ended December 31, 2008): -20.66%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class Y INVESCO DISCIPLINED EQUITY FUND		1 Year	5 Years	Since Inception	Inception Date
Class Y shares	[1]	15.67%	3.48%	5.12%	Dec. 01, 2005
Class Y shares Return After Taxes on Distributions	[1]	14.87%	3.07%	4.52%	Dec. 01, 2005
Class Y shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.22%	2.87%	4.27%	Dec. 01, 2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	4.08%	Nov. 30, 2005
[1]	Class Y shares performance shown prior to the inception date is that of the predecessor fund's Institutional Class shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Institutional Class shares is December 1, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.